Plan Termination	12 Months Ended
Dec. 31, 2025
401(k) Retirement Savings Plan
Plan Termination
Plan Termination

Note 4 – Plan Termination

The Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of Plan termination, participants would become 100% vested in their accounts.